Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: January 10, 2025

Payment Date	1/15/2025
Collection Period Start	12/1/2024
Collection Period End	12/31/2024
Interest Period Start	12/16/2024
Interest Period End	1/14/2025

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$98,801,845.77	$16,755,664.44	$82,046,181.33	0.175989	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$244,884,845.77	$16,755,664.44	$228,129,181.33

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$248,276,055.76	$231,520,391.32	0.170677
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$248,276,055.76	$231,520,391.32
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$98,801,845.77	0.77000%	30/360	$63,397.85
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$244,884,845.77			$204,471.60

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$248,276,055.76	$231,520,391.32
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$248,276,055.76	$231,520,391.32
Number of Receivables Outstanding	31,609	30,644
Weighted Average Contract Rate	3.87%	3.88%
Weighted Average Remaining Term (months)	24.3	23.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$792,068.87
Principal Collections	$16,606,526.92
Liquidation Proceeds	$86,739.86
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,485,335.65
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,485,335.65

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$206,896.71	$206,896.71	$—	$—	$17,278,438.94
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,278,438.94
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,278,438.94
Interest - Class A-3 Notes	$63,397.85	$63,397.85	$—	$—	$17,215,041.09
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$17,123,703.09
First Allocation of Principal	$—	$—	$—	$—	$17,123,703.09
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$17,109,120.71
Second Allocation of Principal	$—	$—	$—	$—	$17,109,120.71
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$17,092,956.94
Third Allocation of Principal	$—	$—	$—	$—	$17,092,956.94
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,073,967.34
Fourth Allocation of Principal	$13,364,454.45	$13,364,454.45	$—	$—	$3,709,512.89
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,709,512.89
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$318,302.90
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$318,302.90
Remaining Funds to Certificates	$318,302.90	$318,302.90	$—	$—	$—
Total	$17,485,335.65	$17,485,335.65	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$248,276,055.76	$231,520,391.32
Note Balance	$244,884,845.77	$228,129,181.33
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	20	$149,137.52
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	122	$86,739.86
Monthly Net Losses (Liquidation Proceeds)			$62,397.66
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.06%
Current Collection Period			0.31%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$2,455,592.46
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.61%	137	$1,409,675.93
60-89 Days Delinquent	0.15%	35	$347,426.79
90-119 Days Delinquent	0.07%	14	$154,398.98
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.83%	186	$1,911,501.70

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$57,442.99
Total Repossessed Inventory		9	$106,807.64

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		49	$501,825.77
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.22%
Preceding Collection Period			0.19%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.43	0.19%	42	0.14%